INCOME TAX - Deferred tax assets and liabilities - Gross deferred tax and offset (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)	$ (2,567,101)
Deferred tax assets [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	7,527,728	6,642,821	7,669,219	6,171,791
Deferred tax liability (asset), net, offset	(5,899,527)	(5,361,909)
Deferred tax liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	(11,515,991)	(10,908,549)	$ (10,880,671)	$ (8,738,892)
Deferred tax liability (asset), net, offset	$ 5,899,527	$ 5,361,909